INVESTMENT IN ASSOCIATES - Schedule of Income Statement Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Associates and Joint Ventures [Line Items]
Revenues	$ 3,668	$ 3,666	$ 2,503
Net income	700	72	606
OCI	170	230	216
Comprehensive income	870	$ 302	$ 822
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Revenues	220
Net income	55
OCI	0
Comprehensive income	55
Associates And Joint Ventures | BIPC
Disclosure of Associates and Joint Ventures [Line Items]
Net income	25
Stabilized container portfolio
Disclosure of Associates and Joint Ventures [Line Items]
Revenues	220
Net income	55
OCI	0
Comprehensive income	55
Stabilized container portfolio | BIPC
Disclosure of Associates and Joint Ventures [Line Items]
Net income	$ 25